Fees Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fees Receivables, Net [Abstract]
Fees receivable,net
Fees receivable, net consists of:

	December 31,
	2012	2011
	(in thousands)

AllianceBernstein mutual funds	$154,415	$120,828
Unaffiliated clients (net of allowance of $844 in 2012 and $752 in 2011)	103,392	135,416
Affiliated clients	7,878	9,004
Total fees receivables, net	$265,685	$265,248